================================================================================




                                   MassMutual

                                    CORPORATE
                                    INVESTORS









                              REPORT for the THREE
                              MONTHS ENDED 3/31/04










================================================================================

MASSMUTUAL CORPORATE INVESTORS       ADVISER
 c/o David L. Babson & Company Inc.   David L. Babson & Company Inc.,
 1500 Main Street, Suite 1100         a member of the MassMutual Financial Group
 Springfield, Massachusetts 01115     1500 Main Street
 (413) 226-1516                       Springfield, Massachusetts 01115

                                     AUDITOR
                                      KPMG LLP
                                      Boston, Massachusetts 02110

                                     COUNSEL TO THE TRUST
                                      Ropes & Gray LLP
                                      Boston, Massachusetts 02110

                                     CUSTODIAN
                                      Citibank, N.A.
                                      New York, New York 10043

                                     TRANSFER AGENT & REGISTRAR
                                      Shareholder Financial Services, Inc.
                                      P.O. Box 173673
                                      Denver, Colorado 80217-3673
                                      1-800-647-7374

                    Internet website: www.massmutual.com/mci


                         INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors (the "Trust"), a closed-end investment company, was offered to the public in September 1971 and its shares are listed on the New York Stock Exchange. The share price of Corporate Investors can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under the New York Stock Exchange listings. The Trust's New York Stock Exchange trading symbol is "MCI".

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations with equity features such as warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers, which tend to be smaller companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks.

David L. Babson & Company Inc. manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

PROXY VOTING POLICIES & PROCEDURES
A copy of MassMutual Corporate Investors' Proxy Voting policy and procedures used to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling, toll-free, 866-399-1516;
(2) on MassMutual Corporate Investors' website: www.massmutual.com/mci; and (3) on the U.S. Securities and Exchange Commission website at http://www.sec.gov.

TO OUR SHAREHOLDERS

April 30, 2004

We are pleased to present the March 31, 2004 Quarterly Report of MassMutual Corporate Investors (the "Trust"). At the Trust's Annual Shareholder Meeting, which was held on April 30, 2004, shareholders re-elected Donald E. Benson, Donald Glickman and Robert E. Joyal as Trustees, each for a three-year term. The shareholders also approved the continuance of the Investment Services Contract between the Trust and David L. Babson & Company Inc. ("Babson").

The Board of Trustees declared an increase in the quarterly dividend to 41 cents per share, payable on May 17, 2004 to shareholders of record on May 7, 2004. A quarterly dividend of 36 cents per share was paid in the previous quarter.

U.S. equity markets, as measured by several broad market indices, were mixed. During the quarter ended March 31, 2004, large stocks, as approximated by the Dow Jones Industrial Average, decreased 0.43%. On the other hand, smaller stocks, as approximated by the Russell 2000 Index, increased 6.26%. A large part of this return on the Russell 2000 Index was earned in the month of January (4.34%) with more modest returns posted in February and March (0.90% and 0.93%, respectively). U.S. fixed income markets, as measured by selected indices, posted positive returns for the quarter. The Lehman Brothers Government/Credit Index and the Lehman Brothers U.S. Corporate High Yield Index increased 3.08% and 2.34%, respectively, for the quarter.

During the quarter ended March 31, 2004, net assets of the Trust increased to $202,618,278 or $22.74 per share compared to $193,786,114 or $21.84 per share on
December 31, 2003, which translates into a 4.12% return for the quarter, based on change in net assets with reinvestment of dividends. Long term, the Trust's portfolio had average annualized returns of 21.47%, 10.78%, 14.20% and 14.65% for the 1-, 5-, 10- and 25- year time periods ended March 31, 2004, respectively, based on change in net assets with reinvestment of dividends. The Trust earned 42 cents per share of net investment income for the quarter, compared to 44 cents per share in the previous quarter.

During the quarter, the Trust made private placement investments in four new issuers and closed two "follow-on" investments, totaling approximately $8.9 million. The follow-on investments purchased by the Trust were in securities of Colibri Holdings Corp. and Dwyer Group, Inc. The four new issuers the Trust invested in were American Hospice Management, Kele and Associates, Inc., Nonni's Food Company and Roto-Rooter, Inc. The weighted average coupon of these investments was 12.1%. (A brief description of these investments can be found in the Schedule of Investments.)

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

/s/ Roger W. Crandall

Roger W. Crandall
President


--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF                         MASSMUTUAL CORPORATE INVESTORS
ASSETS AND LIABILITIES

March 31, 2004
(Unaudited)


ASSETS:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $196,270,900)                                              $179,322,217
Corporate public securities at market value
(Cost - $29,266,471)                                                 30,234,024
Short-term securities at cost plus earned discount
which approximates market value                                       8,579,592
                                                                   ------------
                                                                    218,135,833
Cash                                                                  1,396,480
Interest and dividends receivable                                     4,774,323
Receivable for investments sold                                       2,319,973
                                                                   ------------

      TOTAL ASSETS                                                 $226,626,609
                                                                   ============


LIABILITIES:
Payable for investments purchased                                  $  2,781,142
Management fee payable                                                  762,679
Note payable                                                         20,000,000
Interest payable                                                        187,711
Accrued expenses                                                        130,641
Accrued taxes payable                                                   146,158
                                                                   ------------

      TOTAL LIABILITIES                                              24,008,331
                                                                   ============


NET ASSETS:
Common shares, par value $1.00 per share;
  an unlimited number authorized                                      8,910,216
Additional paid-in capital                                          102,590,695
Retained net realized gain on investments, prior years              100,547,585
Undistributed net investment income                                   5,136,793
Undistributed net realized gain on investments                        1,414,119
Net unrealized depreciation of investments                          (15,981,130)
                                                                   ------------

      TOTAL NET ASSETS                                              202,618,278
                                                                   ============

      TOTAL LIABILITIES AND NET ASSETS                             $226,626,609
                                                                   ============

COMMON SHARES ISSUED AND OUTSTANDING                                  8,910,216
                                                                   ============

NET ASSET VALUE PER SHARE                                          $      22.74
                                                                   ============









                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS              MASSMUTUAL CORPORATE INVESTORS
For the three months ended March 31, 2004
(Unaudited)






INVESTMENT INCOME:
Interest                                                           $  4,947,877
Dividends                                                                97,350
                                                                   ------------

      TOTAL INVESTMENT INCOME                                         5,045,227
                                                                   ------------


EXPENSES:
Management fees                                                         762,678
Trustees' fees and expenses                                              29,000
Transfer agent/registrar's expenses                                      12,000
Interest                                                                378,849
Reports to shareholders                                                  30,000
Audit and legal                                                          54,600
Other                                                                    14,000
                                                                   ------------

      TOTAL EXPENSES                                                  1,281,127
                                                                   ------------

NET INVESTMENT INCOME ($0.42 PER SHARE)                               3,764,100
                                                                   ------------


NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                      2,079,277
Net change in unrealized depreciation of investments                  2,153,127
                                                                   ------------

      NET GAIN ON INVESTMENTS                                         4,232,404
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  7,996,504
                                                                   ============





                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS              MASSMUTUAL CORPORATE INVESTORS
For the three months ended March 31, 2004
(Unaudited)


NET DECREASE IN CASH:
Cash flows from operating activities:
 Interest and dividends received                                   $  3,222,235
 Interest expenses paid                                                (378,849)
 Operating expenses paid                                               (933,913)
 Income taxes paid                                                   (1,631,311)
                                                                   ------------

      NET CASH PROVIDED BY OPERATING ACTIVITIES                         278,162
                                                                   ------------

Cash flows from investing activities:
 Purchases/Proceeds/Maturities from short-term
   portfolio securities, net                                         (2,302,913)
 Purchase of portfolio securities                                   (17,962,986)
 Proceeds from disposition of portfolio securities                   18,242,439
                                                                   ------------

      NET CASH USED FOR INVESTING ACTIVITIES                         (2,023,460)
                                                                   ------------

      NET CASH USED FOR OPERATING AND INVESTING ACTIVITIES           (1,745,298)
                                                                   ------------

Cash flows from financing activities:
 Increase in receipts for shares issued on reinvestment
   of dividends                                                         835,660
 Cash dividends paid from net investment income                      (6,743,323)
                                                                   ------------

      NET CASH USED FOR FINANCING ACTIVITIES                         (5,907,663)
                                                                   ------------

NET DECREASE IN CASH                                                 (7,652,961)
Cash - beginning of year                                              9,049,441
                                                                   ------------

CASH - END OF PERIOD                                               $  1,396,480
                                                                   ============



RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
 CASH USED FOR OPERATING AND INVESTING ACTIVITIES:


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  7,996,504
                                                                   ------------

 Increase in investments                                            (10,852,310)
 Increase in interest and dividends receivable                       (1,498,156)
 Decrease in receivable for investments sold                          1,484,123
 Increase in payable for investments purchased                        2,781,142
 Increase in management fee payable                                      33,246
 Decrease in accrued expenses                                           (58,536)
 Decrease in accrued taxes payable                                   (1,631,311)
                                                                   ------------

      TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                (9,741,802)
                                                                   ------------

      NET CASH USED FOR OPERATING AND INVESTING ACTIVITIES         $ (1,745,298)
                                                                   ============



                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS OF                        MASSMUTUAL CORPORATE INVESTORS
CHANGES IN NET ASSETS
For the three months ended March 31, 2004 and the year ended December 31, 2003


                                                                  For the three
                                                                   months ended        For the
                                                                    03/31/2004       year ended
                                                                    (Unaudited)      12/31/2003
                                                                   ------------     ------------
INCREASE IN NET ASSETS:

OPERATIONS:
 Net investment income                                             $  3,764,100     $ 12,804,578
 Net realized gain on investments                                     2,079,277        4,989,717
 Net change in unrealized depreciation of investments                 2,153,127       20,089,741
                                                                   ------------     ------------
 Net increase in net assets resulting from operations                 7,996,504       37,884,036

 Net increase in shares of beneficial interest transactions             835,660        1,167,125

 Dividends to shareholders from:
   Net investment income (2003 - $1.84 per share)                           --       (16,293,478)
                                                                   ------------     ------------

      TOTAL INCREASE IN NET ASSETS                                    8,832,164       22,757,683

NET ASSETS, BEGINNING OF YEAR
                                                                    193,786,114      171,028,431
                                                                   ------------     ------------

NET ASSETS, END OF PERIOD/YEAR (INCLUDING UNDISTRIBUTED NET
 INVESTMENT INCOME IN 2004 - $5,136,793; 2003 - $1,372,693)        $202,618,278     $193,786,114
                                                                   ============     ============





                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS        MASSMUTUAL CORPORATE INVESTORS
Selected data for each share of beneficial interest outstanding:

                                            For the
                                          three months
                                              ended                    For the years ended December 31,
                                           03/31/2004   --------------------------------------------------------------
                                           (Unaudited)     2003         2002         2001         2000         1999
                                           ----------   ----------   ----------   ----------   ----------   ----------
Net asset value:
 Beginning of year                         $    21.84   $    19.40   $    20.07   $    20.74   $    22.00   $    23.87
                                           ----------   ----------   ----------   ----------   ----------   ----------

Net investment income                            0.42         1.44         1.53         1.70         1.96         1.80
Net realized and unrealized
 gain (loss) on investments                      0.48         2.83        (0.59)       (0.53)       (0.46)       (0.94)
                                           ----------   ----------   ----------   ----------   ----------   ----------

Total from investment operations                 0.90         4.27         0.94         1.17         1.50         0.86
                                           ----------   ----------   ----------   ----------   ----------   ----------

Dividends from net investment
  income to common shareholders                  0.00        (1.84)       (1.44)       (1.79)       (1.96)       (1.73)

Distributions from net realized
  gain on investments to common
  shareholders                                   0.00         0.00        (0.18)       (0.09)       (0.80)       (1.00)

Change from issuance of shares                   0.00         0.01         0.01         0.04         0.00         0.00
                                           ----------   ----------   ----------   ----------   ----------   ----------

Total distributions                              0.00        (1.83)       (1.61)       (1.84)       (2.76)       (2.73)
                                           ----------   ----------   ----------   ----------   ----------   ----------

Net asset value:
  End of period/year                       $    22.74   $    21.84   $    19.40   $    20.07   $    20.74   $    22.00
                                           ----------   ----------   ----------   ----------   ----------   ----------

Per share market value:
  End of period/year                       $    24.00   $    22.90   $    19.49   $    20.70   $    22.00   $    21.38

Total investment return
  Market value                                 4.80%*       27.53%        1.35%        1.88%       17.55%        7.35%
  Net asset value                              4.12%*       22.61%        4.80%        5.91%        7.28%        7.53%

Net assets (in millions):
  End of period/year                       $   202.62   $   193.79   $   171.03   $   175.11   $   178.13   $   188.96

Ratio of operating expenses
 to average net assets                         0.46%*        2.04%        1.82%        1.72%        1.47%        1.30%

Ratio of interest expense to
 average net assets                            0.19%*        0.82%        0.86%        0.84%        0.58%        0.52%

Ratio of total expenses to average
 net assets                                    0.65%*        2.86%        2.68%        2.56%        2.05%        1.82%

Ratio of net investment income to
 average net assets                            1.90%*        6.95%        7.65%        8.20%        8.56%        7.63%

Portfolio turnover                             8.23%*       56.10%       34.02%       24.48%       59.75%       68.04%

*Percentages represent results for the period and are not annualized.


                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES - 88.50% (A)              Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
PRIVATE PLACEMENT INVESTMENTS - 76.79%

ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
   12.5% Subordinated Note due 2010                         $  2,125,000        02/29/00    $  1,908,619    $  2,146,250
   Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                          364 shs.        02/29/00         307,759         137,429
                                                                                            ------------    ------------
                                                                                               2,216,378       2,283,679
                                                                                            ------------    ------------

America's Body Company, Inc./LCP Holding Co.
A designer and manufacturer of commercial work vehicles.
   12% Preferred Stock Series C(B)                          $   395 shs.        12/16/03       1,750,000       1,750,000
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                           58 shs.               *         513,334               1
                                                                                            ------------    ------------
                                                                                               2,263,334       1,750,001
                                                                                            ------------    ------------

American Hospice Management
A for-profit hospice care provider in the United States.
   12% Senior Subordinated Note due 2010                    $  2,125,000        01/22/04       1,888,695       2,168,342
   Preferred Class A Unit (B)                                 2,525 uts.        01/22/04         240,789         216,710
   Common Class B Unit (B)                                    3,042 uts.        01/22/04             --               30
                                                                                            ------------    ------------
                                                                                               2,129,484       2,385,082
                                                                                            ------------    ------------
Ames True Temper Group
A manufacturer and distributor of non-powered lawn and
garden tools and accessories in North America.
   13% Senior Subordinated Note due 2010                    $  1,888,889        01/14/02       1,883,871       1,992,777
   10% Preferred Stock                                          161 shs.              **         161,093         175,480
   Class A Common Stock (B)                                   2,105 shs.        02/28/02           2,105           2,105
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                        5,018 shs.        01/14/02           5,018              50
                                                                                            ------------    ------------
                                                                                               2,052,087       2,170,412
                                                                                            ------------    ------------

Beacon Medical Products, Inc.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
   Senior Secured Tranche A Floating Rate Note due 2008     $    967,555        04/09/02         967,555         962,349
   12% Senior Secured Note due 2010                         $    721,196        04/09/02         612,284         755,154
   Limited Partnership Interest of Riverside Capital
    Appreciation Fund IV, L.P (B)                             1.12% int.        04/09/02         152,329         137,096
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                        1,390 shs.        04/09/02         127,497              14
                                                                                            ------------    ------------
                                                                                               1,859,665       1,854,613
                                                                                            ------------    ------------
Beta Brands Ltd
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
   5% Promissory Note due 2009 (B)
                                                            $    195,498        03/31/04         195,498             --
   Warrant, exercisable unti12009, to purchase
    common stock at $.01 per share (B)                        4,895 shs.        03/31/04               1             --
                                                                                            ------------    ------------
                                                                                                 195,499             --
                                                                                            ------------    ------------

 *11/02/98 and 12/16/03.
**02/28/02 and 11/15/02.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty
silica sands.
   14% Redeemable Freferred Stock                               997 shs.        09/30/99    $    545,858    $    108,991
   Convertible Freferred Stock Series A and B,
    convertible into common stock at $9.26 per share (B)    126,003 shs.        12/19/96       1,166,700             --
   Common Stock (B)                                          20,027 shs.        09/30/99         799,068             --
   Warrants, exercisable until 2005 and 2010, to
    purchase common stock at $.01 per share (B)              11,399 shs.               *         128,502             --
                                                                                            ------------    ------------
                                                                                               2,640,128         108,991
                                                                                            ------------    ------------

C & M CONVEYOR, INC.
A manufacturer and supplier of material handling
systems to the corrugated sheet and container industry.
   9.5% Senior Secured Term Note due 2007                   $  1,233,434        09/13/02       1,233,434       1,245,499
   11% Senior Subordinated Note due 2010                    $    838,102        09/13/02         789,552         854,321
   Common Stock (B)                                         316,265 shs.        09/13/02         316,265         253,012
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                      137,175 shs.        09/13/02          60,250           1,372
                                                                                            ------------    ------------
                                                                                               2,399,501       2,354,204
                                                                                            ------------    ------------

CAINS FOODS, L.P
A producer of mayonnaise and sauce products for both the
retail and food service markets.
   8% Junior Subordinated Convertible
    Note due 2004, convertible into partnership
    points at $1,388.89 per point                           $    108,108        09/29/95         108,108         113,611
   Warrant, exercisable until 2006, to purchase
    partnership points at $.01 per point (B)                     39 pts.        09/29/95          50,261             --
                                                                                            ------------     -----------
                                                                                                 158,369         113,611
                                                                                            ------------     -----------

CAPESUCCESS LLC
A provider of diversified staffing services.
   Preferred Membership Interests (B)                         1,882 uts.        04/29/00           8,396             420
   Common Membership Interests (B)                           24,318 uts.        04/29/00         108,983           5,442
                                                                                            ------------    ------------
                                                                                                 117,379           5,862
                                                                                            ------------    ------------

CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
   Common Stock (B)                                             109 shs.              **             503             403
                                                                                            ------------    ------------

COEUR, INC.
A producer of proprietary, disposable power
injection syringes.
   8.75% Senior Secured Term Note due 2010                  $    570,652        04/30/03         570,652         581,952
   11.5% Senior Subordinated Note due 2011                  $    424,819        04/30/03         386,839         437,066
   Common Stock (B)                                         126,812 shs.        04/30/03         126,812         114,131
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                       87,672 shs.        04/30/03          40,804             877
                                                                                            ------------    ------------
                                                                                               1,125,107       1,134,026
                                                                                            ------------    ------------

 *12/19/96 and 09/30/99.
**12/30/97 and OS/29/99.
--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal
stampings.
   Senior Secured Floating Rate Revolving
    Credit Facility due 2006                                $    162,037        01/07/02    $    162,037    $    154,677
   Senior Secured Floating Rate Tranche A Note due 2007     $  1,047,840        06/26/01       1,047,840         981,359
   12% Senior Secured Tranche B Note due 2008               $    648,148        06/26/01         590,911         643,249
   Limited Partnership Interest (B)                           6.38% int.        06/26/01         324,074         259,259
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                      107,036 shs.        06/26/01          79,398           1,070
                                                                                            ------------    ------------
                                                                                               2,204,260       2,039,614
                                                                                            ------------    ------------

COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders
and accessories.
   12.5% Senior Subordinated Note due 2008                  $  1,593,750        09/22/00       1,405,847       1,542,675
   28% Preferred Stock                                           71 shs.        11/02/01          70,833          69,766
   20% Preferred Stock                                       66,406 shs.        03/09/04          66,406          64,274
   Common Stock (B)                                           1,429 shs.        09/22/00         531,250         265,624
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                          843 shs.        09/22/00         265,625               8
                                                                                            ------------    ------------
                                                                                               2,339,961       1,942,347
                                                                                            ------------    ------------

CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
   12% Senior Subordinated Note due 2007 (B)                $  3,863,636               *       3,712,233       3,477,272
   Common Stock (B)                                              56 shs.               *          96,591          24,145
   Limited Partnership Interest (B)                          19.32% int.               *         285,769          71,692
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                          183 shs.               *         297,203          78,894
                                                                                            ------------    ------------
                                                                                               4,391,796       3,652,003
                                                                                            ------------    ------------

DELSTAR HOLDING CORPORATION
A manufacturer of plastic netting for a wide variety of
industries.
   Convertible Preferred Stock, convertible into common
    stock at $12.16 per share (B)                             3,514 shs.        10/05/01         427,153         390,886
                                                                                            ------------    ------------

DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler, and distributor of
industrial magnets and subassemblies in North America
and Europe.
   12% Senior Subordinated Note due 2006                    $  1,231,884        07/19/01       1,109,831       1,194,558
   Common Stock (B)                                              585 shs.       07/19/01         585,145         409,605
   Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                           297 shs.       07/19/01         250,611               3
                                                                                            ------------    ------------
                                                                                               1,945,587       1,604,166
                                                                                            ------------    ------------

*03/05/99 and 03/24/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
DHD HEALTHCARE, INC.
A designer, manufacturer and distributor of
plastic, noninvasive medical devices used for
respiratory care.
   Senior Secured Floating Rate Tranche A Note due 2008     $    943,358        02/08/O1    $    943,358    $    929,613
   12% Senior Secured Tranche B Note due 2009               $    451,173        02/08/O1         386,721         444,832
   Limited Partnership Interest of Riverside
    Capital Appreciation Fund III, L.P (B)                    2.73% int.        02/08/O1         163,896         236,010
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                          927 shs.        02/08/O1          82,030         155,783
                                                                                            ------------    ------------
                                                                                               1,576,005       1,766,238
                                                                                            ------------    ------------

DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation
accessories.
   12% Senior Subordinated Note due 2007                    $  3,355,267        12/22/99       3,105,461       3,388,820
   8% Convertible Class B Subordinated
   Promissory Note due 2008                                 $     96,598        12/22/99          96,489         100,500
   Class B Common Stock (B)                                  26,097 shs.        12/22/99         260,965         730,703
   Limited Partnership Interest (B)                           8.70% int.        12/22/99         548,920       1,152,720
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                       45,255 shs.        12/22/99         413,816       1,267,139
                                                                                            ------------    ------------
                                                                                               4,425,651       6,639,882
                                                                                            ------------    ------------

DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor
to industrial customers.
   Membership Interests of MM/Lincap
   Diversco Investments Ltd. LLC (B)                         27.19% int.        08/27/98         734,090             --
   Preferred Stock (B)                                        3,278 shs.        12/14/01       2,784,133       1,113,655
   Warrants, exercisable until 2011, to purchase common
    stock of DHI Holdings, Inc. at $.01 per share (B)        13,352 shs.               *         403,427             --
                                                                                            ------------    ------------
                                                                                               3,921,650       1,113,655
                                                                                            ------------    ------------

DWYER GROUP, INC.
A franchiser of a variety of home repair services.
   14% Senior Subordinated Note due 2011                    $  1,859,375        10/30/03       1,677,883       1,828,852
   Common Stock (B)                                           6,906 shs.              **         690,600         621,540
   Warrant, exercisable until 2011, to purchase common
    stock at $.01 per share (B)                               2,034 shs.        10/30/03         186,469              20
                                                                                            ------------    ------------
                                                                                               2,554,952       2,450,412
                                                                                            ------------    ------------

EAGLE WINDOW & DOOR HOLDING CO.
A manufacturer of wood and aluminum-clad wood
windows and doors.
   12% Senior Subordinated Note due 2010                    $  1,900,000        05/06/02       1,655,544       1,976,000
   Common Stock (B)                                             225 shs.        05/06/02         225,000         291,584
   Warrant, exercisable until 2010, to purchase common
    stock at $.01 per share (B)                                 441 shs.        05/06/02         285,000         571,086
                                                                                            ------------    ------------
                                                                                               2,165,544       2,838,670
                                                                                            ------------    ------------

 *10/24/96 and 08/28/98.
**10/30/03 and 01/02/04.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
EAST RIVER VENTURES I, L.P
An acquirer of controlling or substantial
interests in other entities.
   Limited Partnership Interest (B)                           0.14% int.        01/01/01    $     29,976    $     27,148
                                                                                            ------------    ------------

ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
   13% Senior Subordinated Note due 2005 (B)                $  1,593,750        09/17/02       1,349,781         956,250
   Limited Partnership Interest (B)                           1.32% int.        03/30/00         531,250           5,312
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                          478 shs.        03/30/00         255,000               5
                                                                                            ------------    ------------
                                                                                               2,136,031         961,567
                                                                                            ------------    ------------

EURO-PRO CORPORATION
A designer, marketer and distributor of floor care,
steam cleaning and small kitchen products and appliances.
   13.25% Senior Subordinated Note due 2011                 $  2,125,000        09/09/03       2,090,688       2,206,354
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                       43,878 shs.        09/09/03          35,641             439
                                                                                            ------------    ------------
                                                                                               2,126,329       2,206,793
                                                                                            ------------    ------------

EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
   Senior Secured Tranche A Floating Rate Note due 2004     $    242,000        01/21/03         242,000         242,000
   Senior Secured Tranche A Floating Rate Note due
    2006 (B)                                                $    974,300        03/02/98         974,300          48,715
   8.85% Senior Secured Tranche A Note due 2006 (B)         $    974,300        03/02/98         974,300          48,715
   11.75% Senior Secured Tranche B Note due 2006 (B)        $    700,000        03/02/98         642,897          35,000
   Senior Secured Floating Rate Revolving Credit
    Facility due 2006 (B)                                   $    984,242        03/02/98         984,242          49,212
   Convertible Preferred Stock, convertible on a one share
    for one share basis into non voting common stock (B)    293,071 shs.        01/21/03               1               3
   Limited Partnership Interest of CM Equity Partners (B)     2.24% int.        02/11/98         126,648             --
                                                                                            ------------    ------------
                                                                                               3,944,388         423,645
                                                                                            ------------    ------------
EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the
insurance industry and a provider of occupational
health testing.
   12% Senior Subordinated Note due 2007                    $  2,109,637        03/16/99       2,021,398       1,742,116
   Limited Partnership Interest (B)                          13.14% int.        03/02/99       2,140,363       1,284,218
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                       77,233 shs.        03/16/99         175,803             772
                                                                                            ------------    ------------
                                                                                               4,337,564       3,027,106
                                                                                            ------------    ------------
FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for
point of purchase displays and signage in retail
environments.
   12.5% Senior Subordinated Note due 2007                  $  3,650,000        12/22/99       3,367,737       3,650,000
   Class B Common Stock (B)                                     600 shs.        12/22/99         600,000       2,106,000
   Warrant, exercisable until 2007, to purchase
    common stock at $.02 per share (B)                          589 shs.        12/22/99         462,927       2,066,442
                                                                                            ------------    ------------
                                                                                               4,430,664       7,822,442
                                                                                            ------------    ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
G C-SUN HOLDINGS, L.P
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners, electrical
components and tools.
   12% Senior Subordinated Note due 2008 (B)                $  1,725,000        03/02/00    $  1,451,784    $  1,293,750
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                          880 shs.        03/02/00         347,288             --
                                                                                            ------------    ------------
                                                                                               1,799,072       1,293,750
                                                                                            ------------    ------------

HAMILTON FUNERAL SERVICES CENTERS, INC.
A privately held owner and operator of funeral homes in
the United States.
   16.5% Senior Subordinated Note due 2007 (B)              $  3,802,712               *       3,697,924         380,271
   Warrant, exercisable until 2007, to purchase
    common stock at $1 per share (B)                        338,280 shs.               *          48,447             --
                                                                                            ------------    ------------
                                                                                               3,746,371         380,271
                                                                                            ------------    ------------

HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
   Series A Preferred Units (B)                               1.19% int.        07/21/94         398,280          19,008
                                                                                            ------------    ------------

HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
   Senior Secured Floating Rate Revolving Note due 2006     $    560,962        06/12/96         560,963         560,966
   Senior Secured Floating Rate Note due 2006               $    579,375              **         579,375         579,375
   12% Senior Subordinated Note due 2006                    $  1,350,000        03/31/03       1,350,000       1,355,350
   Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                        4,771 shs.             ***         225,000         700,764
                                                                                            ------------    ------------
                                                                                               2,715,338       3,196,455
                                                                                            ------------    ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
   11% Senior Secured Note due 2007                         $  1,284,011        06/01/00       1,284,011       1,206,484
   13% Senior Secured Note due 2007                         $    261,838        02/28/03         327,297         308,097
   Common Stock (B)                                             228 shs.        06/01/00         262,200         131,100
                                                                                            ------------    ------------
                                                                                               1,873,508       1,645,681
                                                                                            ------------    ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
   13% Senior Subordinated Note due 2008                    $    963,687        08/04/00         882,500         880,656
   14% Cumulative Redeemable Preferred Stock Series A(B)        289 shs.        08/04/00         289,224         260,153
   Limited Partnership Interests of
    Saw Mill Capital Fund II, L.P (B)                         2.50% int.        08/03/00         886,451         443,253
   Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                       50,870 shs.        08/04/00         115,412             509
                                                                                            ------------    ------------
                                                                                               2,173,587       1,584,571
                                                                                            ------------    ------------

  *O1/25/99 and 07/16/99.
 **06/12/96 and 08/03/O1.
***06/12/96 and O1/19/00.
--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
   Senior Secured  Floating Rate Revolving Note Due 2005    $     91,732        06/16/00    $     91,732    $     91,474
   Senior Secured  Floating Rate Tranche A Note due 2007    $    889,800        06/16/00         839,347         830,351
   12% Senior Secured  Tranche B Note due 2008              $    550,392        06/16/00         520,422         572,408
   Limited Partnership Interest of Riverside XVI
    Holding Company, L.P (B)                                  5.29% int.        06/12/00         333,490         300,132
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                       1,108 shs.        06/12/00          45,866          31,815
                                                                                            ------------    ------------
                                                                                               1,830,857       1,826,857
                                                                                            ------------    ------------

KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
   12% Senior Subordinated Note due 2012                    $  1,831,548        02/27/04       1,656,118       1,836,211
   Preferred Stock Class A(B)                                    23 shs.        02/27/04         449,164         483,545
   Common Stock (B)                                              12 shs.        02/27/04          12,871          11,581
   Warrant, exercisable until 2012, to
    purchase common stock at $.01 per share (B)                  11 shs.        02/27/04           7,792             --
                                                                                            ------------    ------------
                                                                                               2,125,945       2,331,337
                                                                                            ------------    ------------

KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals,
lubricants and residual fuels.
   12.5% Senior Subordinated Note due 2009                  $  1,817,435        04/30/01       1,817,435       1,837,211
   Preferred Stock (B)                                          307 shs.        04/30/01         307,000         614,000
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                          269 shs.        04/30/01              14               3
                                                                                            ------------    ------------
                                                                                               2,124,449       2,451,214
                                                                                            ------------    ------------

LANCASTER LABORATORIES, INC.
A laboratory testing operation in the United States.
   12% Senior Subordinated Note due 2007                    $  1,669,643        09/25/00       1,446,179       1,703,036
   Common Stock (B)                                         455,357 shs.        09/25/00         455,357         409,821
   Warrant, exercisable until 2007, to purchase common
    stock at $.01 per share (B)                             405,485 shs.        09/25/00         348,348           4,055
                                                                                            ------------    ------------
                                                                                               2,249,884       2,116,912
                                                                                            ------------    ------------

LIH INVESTORS, L.P
A manufacturer and marketer of a broad line of
external accessories for new and used sport
utility vehicles, trucks and vans.
   12.5% Senior Subordinated Note due 2008                  $  3,845,000               *       3,435,826       3,853,808
   Common Stock (B)                                           5,800 shs.               *         406,003         203,000
   Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                       15,572 shs.               *         602,127         545,020
                                                                                            ------------    ------------
                                                                                               4,443,956       4,601,828
                                                                                            ------------    ------------

MEDASSIST, INC.
A provider of patient eligibility and accounts
receivable management services to hospitals and
physician practices.
   12% Senior Subordinated Note due 2011                    $  2,125,000        05/01/03       2,087,155       2,167,257
   Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                       83,214 shs.        05/01/03          40,675             832
                                                                                            ------------    ------------
                                                                                               2,127,830       2,168,089
                                                                                            ------------    ------------

* 12/23/98 and O1/28/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
MOSS, INC.
A manufacturer and distributor of large display and
exhibit structures.
   Senior Secured Floating Rate Revolving Note due 2005     $     33,182        09/21/00    $     33,182    $     29,864
   Senior Secured Floating Rate Tranche A Note due 2007     $  1,109,460        09/21/00       1,109,460         998,514
   12% Senior Secured Tranche B Note due 2008               $    420,250        09/21/00         392,420         378,225
   Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P (B)            7.47% int.               *         311,481         155,733
   Warrant, exercisable unti12008, to purchase
    common stock at $100 per share (B)                          463 shs.        09/21/00          40,344               5
                                                                                            ------------    ------------
                                                                                               1,886,887       1,562,341
                                                                                            ------------    ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation
located in Oklahoma and Texas.
   11.5% Subordinated Note due 2011                         $    566,667        12/11/02         473,276         592,188
   8.5% Redeemable Preferred Stock                          155,833 shs.        12/11/02       1,108,087       1,142,660
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                       18,425 shs.        12/11/02         553,539         435,567
                                                                                            ------------    ------------
                                                                                               2,134,902       2,170,415
                                                                                            ------------    ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
   12.5% Senior Subordinated Note due 2011                  $  1,062,500        01/31/03         895,357       1,088,889
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                          212 shs.        01/31/03         180,625               2
                                                                                            ------------    ------------
                                                                                               1,075,982       1,088,891
                                                                                            ------------    ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
   12.25% Senior Subordinated Note due 2012                 $  1,863,462        03/29/04       1,856,139       1,863,462
   10% Preferred Stock                                          255 shs.        03/29/04         255,083         251,520
   Common Stock (B)                                           6,455 shs.        03/29/04           6,455           5,810
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                        8,622 shs.        03/29/04           7,323              86
                                                                                            ------------    ------------
                                                                                               2,125,000       2,120,878
                                                                                            ------------    ------------
NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
   Senior Secured Floating Rate Revolving Note due 2006     $    414,182        06/25/99         414,182         399,702
   Senior Secured Floating Rate Note due 2006               $  2,157,839        06/25/99       2,157,792       2,080,207
   12% Senior Secured Tranche B Note due 2007               $    978,814        06/25/99         900,499         973,584
   Limited Partnership Interest of Riverside IHII
    Holding Company L.P (B)                                   3.38% int.        06/11/99         296,883         221,438
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                          201 shs.        06/25/99         142,373               2
                                                                                            ------------    ------------
                                                                                               3,911,729       3,674,933
                                                                                            ------------    ------------

*09/20/00 and 05/23/02.
--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
   9% Senior Secured Note due 2009                          $    812,500        01/28/02    $    812,500    $    851,754
   11.5% Senior Subordinated Note due 2012                  $  1,500,000        01/28/02       1,359,396       1,582,413
   Common Stock (B)                                         312,500 shs.        01/28/02         312,500         315,000
   Warrant, exercisable until 2012, to purchase common
    stock at $.01 per share (B)                             243,223 shs.        01/28/02         162,045         242,980
                                                                                            ------------    ------------
                                                                                               2,646,441       2,992,147
                                                                                            ------------    ------------

OLYMPIC SALES, INC.
An operator of boat dealerships in Washington state,
Oregon, California and British Columbia.
   12% Senior Subordinated Note due 2006                    $  2,774,000        08/07/98       2,646,366       2,481,647
   12% Senior Subordinated Note due 2008                    $    307,071        02/09/00         284,368         256,147
   Limited Partnership Interest of Riverside VIII,
    VIII-A and VIII-B Holding Company, L.P (B)             1,531,250 shs.              *       1,555,729         798,930
   Warrants, exercisable until 2007and 2008, to purchase
    common stock at $.01 per share (B)                        28,648 shs.             **         389,188             287
                                                                                            ------------    ------------
                                                                                               4,875,651       3,537,011
                                                                                            ------------    ------------

PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
   12% Senior Subordinated Note due 2008                    $  2,125,000        12/19/00       1,934,313       2,167,500
   Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                            2.42% int.        12/21/00         265,625         265,625
                                                                                            ------------    ------------
                                                                                               2,199,938       2,433,125
                                                                                            ------------    ------------

PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase of
pharmaceutical goods and medical equipment.
   10.5% Senior Secured Note due 2005                       $     34,553        11/30/95          34,553          36,227
   10.5% Senior Secured Convertible Note due 2005,
    convertible into common stock at $50,000 per share      $    195,000        11/30/95         195,000         303,868
   Common Stock                                                   6 shs.        11/30/95         337,500         478,101
                                                                                            ------------    ------------
                                                                                                 567,053         818,196
                                                                                            ------------    ------------

P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and
garden decor, accessories and other similar
consumer products.
   12.5% Senior Subordinated Note due 2010                  $  2,125,000        10/25/02       1,850,204       2,210,000
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                          351 shs.        10/25/02         296,747               4
                                                                                            ------------    ------------
                                                                                               2,146,951       2,210,004
                                                                                            ------------    ------------

 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/09/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A manufacturer of polypropylene twine for the
hay bailing marketplace.
   8% Senior Subordinated Note due 2010 (B)                 $    743,750        09/27/02    $    743,722    $    223,125
                                                                                            ------------    ------------


PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and
controls.
   Senior Secured Floating Rate Revolving Credit
    Facility due 2004                                       $    733,500        07/22/96         733,500         733,500
   Senior Secured Floating Rate Term Note
    due 2004                                                $  1,051,350        07/22/96       1,051,350       1,051,350
   12% Senior Secured Term Note due 2004                    $  3,260,000        07/22/96         316,077         326,000
   8% Preferred Stock (B)                                       374 shs.        07/22/96         231,964         115,982
   Common Stock (B)                                             599 shs.        07/22/96          28,978          14,489
   Warrant, exercisable until 2004, to purchase
    common stock at $.O1 per share (B)                          322 shs.        07/22/96          97,800               3
                                                                                            ------------    ------------
                                                                                               2,459,669       2,241,324
                                                                                            ------------    ------------

PROCESS CHEMYCALS LLC
A specialty chemical company that manufactures
processed chemicals for the fertilizer, asphalt
and concrete industries.
   Common Membership Interests                                 9,863 uts               *               4             --
                                                                                            ------------    ------------

PROGRESSIVE SOFTWARE HOLDING, INC.
A designer and manufacturer of point-of-sale monitors and
keyboards used by retailers and restaurants.
   Common Stock (B)                                         729,946 shs.        07/09/02       3,500,003          13,139
                                                                                            ------------    ------------


PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
   9.8% Redeemable Exchangeable Freferred Stock (B)           1,004 shs.        08/12/94         100,350             --
   Common Stock (B)                                           2,600 shs.              **         126,866             --
                                                                                            ------------    ------------
                                                                                                 227,216             --
                                                                                            ------------    ------------

PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
    6% Senior Subordinated Note due 2007                    $  3,574,133        09/16/99       3,571,115       2,501,893
   Warrant, exercisable until 2007, to purchase
    common stock at $.O1 per share (B)                      197,040 shs.        09/16/99               1         396,149
                                                                                            ------------    ------------
                                                                                               3,571,116       2,898,042
                                                                                            ------------    ------------

 *07/31/97 and O1/04/99.
**11/14/O1 and 08/12/94.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
ROTO-ROOTER, INC.
An operator in the residential and commercial
repair-and maintenance service industry through two
wholly owned subsidiaries, Roto-Rooter and Service
America.
   8.75% Senior Note due 2011                               $  1,125,000        02/24/04    $  1,125,000    $  1,114,053
   Common Stock (B)                                          20,000 shs.        02/24/04       1,000,000         909,900
                                                                                            ------------    ------------
                                                                                               2,125,000       2,023,953
                                                                                            ------------    ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured
marble bathroom products.
   12.5% Senior Subordinated Notes due 2011                 $  1,062,500        11/14/03         942,075       1,081,635
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                          140 shs.        11/14/03         122,946               1
                                                                                            ------------    ------------
                                                                                               1,065,021       1,081,636
                                                                                            ------------    ------------

SABEX 2002, INC.
A Canadian specialty pharmaceutical company which
manufactures and distributes generic injectable drugs
and eye products.
   12% Senior Subordinated Note due 2009                    $  2,125,000        04/19/02       2,013,501       2,210,000
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                       51,088 shs.        04/19/02         138,052         575,660
                                                                                            ------------    ------------
                                                                                               2,151,553       2,785,660
                                                                                            ------------    ------------

SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for
the wood working industry.
   Senior Secured Floating Rate Revolving Note due 2006     $    282,663        05/01/03         282,663         288,927
   Senior Secured Floating Rate Tranche A Note due 2007     $  1,625,312        06/02/99       1,625,312       1,625,312
   12% Senior Secured Tranche B Note Due 2007               $  1,130,652        06/02/99       1,130,652       1,130,652
   Class B Common Stock (B)                                   1,480 shs.        06/02/99         256,212         463,418
                                                                                            ------------    ------------
                                                                                               3,294,839       3,508,309
                                                                                            ------------    ------------

SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for
bottles used in consumer products.
   12% Senior Subordinated Note due 2009                    $  2,125,000        06/13/02       1,974,485       2,184,500
   Warrant, exercisable until 2009, to purchase
    common stock at $.O1 per share (B)                        2,011 shs.        06/13/02         182,023         254,271
                                                                                            ------------    ------------
                                                                                               2,156,508       2,438,771
                                                                                            ------------    ------------

SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products
throughout the Midwest.
   12.5% Senior Subordinated Note due 2008                  $  1,517,857        08/01/02       1,342,889       1,543,831
   Common Stock (B)                                         758,929 shs.               *         758,929         683,036
   Warrant, exercisable until 2009, to purchase common
    stock at $.O1 per share (B)                             263,444 shs.        08/01/02         216,446           2,634
                                                                                            ------------    ------------
                                                                                               2,318,264       2,229,501
                                                                                            ------------    ------------

*08/01/02 and 01/17/03.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
   12.25% Senior Subordinated Note due 2007                 $  3,125,000        12/06/99    $  2,867,740    $  3,156,250
   Warrant, exercisable unti12007, to purchase
    common stock at $.O1 per share (B)                          513 shs.        12/06/99         426,136          77,187
                                                                                            ------------    ------------
                                                                                               3,293,876       3,233,437
                                                                                            ------------    ------------

SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
   Limited Partnership Interest of MHD Holdings LLC (B)       1.43% int.        08/29/00         525,155         367,609
                                                                                            ------------    ------------


STRATEGIC EQUIPMENT & Supply Corp., Inc.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
   12% Senior Subordinated Note due 2008                    $  3,875,000        01/14/00       3,464,581       3,862,332
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                      106,539 shs.        01/14/00         658,751             --
                                                                                            ------------    ------------
                                                                                               4,123,332       3,862,332
                                                                                            ------------    ------------

SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the
plastic injection molding process.
   12% Senior Subordinated Note due 2007                    $  1,841,667        08/21/03       1,765,834       1,896,917
   Limited Partnership Interest (B)                           0.61% int.        08/20/03         283,333         255,000
   Warrant, exercisable until 2011, to purchase common
    stock at $.01 per share (B)                              86,780 shs.        08/21/03          54,543             868
                                                                                            ------------    ------------
                                                                                               2,103,710       2,152,785
                                                                                            ------------    ------------

THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such
as safety products, janitorial supplies, work apparel,
washroom and restroom supplies and sanitary care
products.
   13% Senior Subordinated Note due 2009                    $  2,712,000        02/05/98       2,467,638       2,712,000
   Common Stock (B)                                             630 shs.        02/04/98         630,000         570,856
   Warrant, exercisable until 2006, to purchase common
    stock at $.O1 per share (B)                                 444 shs.        02/05/98         368,832         402,313
                                                                                            ------------    ------------
                                                                                               3,466,470       3,685,169
                                                                                            -------------   ------------

TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
   17% Preferred Stock (B)                                      560 shs.        12/23/02         560,000         532,000
   Convertible Preferred Stock, convertible into
    common stock at $1,000 per share (B)                      1,120 shs.        07/25/96       1,120,000         896,000
   Warrant, exercisable unti12008, to purchase
    common stock at $.O1 per share (B)                          474 shs.        07/25/96          48,216         379,008
                                                                                            ------------    ------------
                                                                                               1,728,216       1,807,008
                                                                                            ------------    ------------

--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and
plastic fasteners and assembly components.
   12.75% Senior Subordinated Note due 2008                 $  1,875,000        12/06/01    $    863,812    $  1,136,250
   Class B Unit (B)                                          73,529 uts.        12/06/01          73,529          66,177
   Class C Unit (B)                                         128,033 uts.        12/06/01         128,033         115,231
                                                                                            ------------    -------------
                                                                                               1,065,374       1,317,658
                                                                                            ------------    ------------
TOMAH HOLDINGS, INC.
A manufacturer of specialty chemicals.
   16% Senior Subordinated Note due 2011 (B)                $  1,416,667        12/08/03       1,364,974       1,408,318
   16% Preferred Stock Series A (B)                              37 shs.        12/08/03         631,630         627,722
   Common Stock                                               5,269 shs.        12/08/03         131,471         118,323
                                                                                            ------------    ------------
                                                                                               2,128,075       2,154,363
                                                                                            ------------    ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground
support equipment for the business, commuter and
commercial aviation markets.
   10.5% Senior Secured Term Note due 2008                  $  1,579,293        01/20/00       1,579,293       1,559,668
   12% Senior  Subordinated  Note due 2010                  $  1,326,500        01/20/00       1,256,658       1,290,822
   Common Stock (B)                                         227,400 shs.        01/20/00         227,400         181,920
   Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                        260,563 shs.        01/20/00          98,540           2,606
                                                                                            ------------    ------------
                                                                                               3,161,891       3,035,016
                                                                                            ------------    ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
   12.5% Senior Subordinated Note due 2010                  $  1,062,500        04/11/03         975,511       1,067,837
   Warrant, exercisable unti12010, to purchase
    common stock at $.O1 per share (B)                        5,781 shs.        04/11/03          95,625              58
                                                                                            ------------    ------------
                                                                                               1,071,136       1,067,895
                                                                                            ------------    ------------
TVI, INC.
A retailer of used clothing m the United States,
Canada and Australia.
   15.971% Senior Subordinated Note due 2008                $  2,110,192        05/02/00       2,051,414       2,129,184
    Common Stock (B)                                        354,167 shs.        05/02/00         354,167         414,375
                                                                                            ------------    ------------
                                                                                               2,405,581       2,543,559
                                                                                            ------------    ------------
U S M HOLDINGS CORP.
A provider of facility maintenance services to
retail and corporate clients with multiple locations.
   12% Senior Subordinated Note due 2011                    $  1,789,474        08/06/03       1,504,509       1,812,985
   Preferred Stock (B)                                        3,345 shs.        08/06/03         334,494         301,045
   Common Stock (B)                                           1,032 shs.        08/06/03           1,032             929
   Warrant, exercisable unti12011, to purchase common
    stock at $.O1 per share (B)                                 949 shs.        08/06/03         298,198               9
                                                                                            ------------    ------------
                                                                                               2,138,233       2,114,968
                                                                                            ------------    ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests
in other entities.
   Series A Preferred Units (B)                               0.13% int.        12/02/96               1               2
                                                                                            ------------    ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                            Shares, Units,
                                                              Warrants,
                                                            Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           Principal Amount      Date            Cost         Fair Value
                                                          ----------------   -----------    ------------    ------------
VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
   12% Senior Subordinated Note due 2008                    $  2,045,265        12/18/00    $  1,925,883    $  2,045,265
   Limited Partnership Interest of Riverside VI
    Holding Company, L.P (B)                                  4.80% int.               *         351,323         452,366
   Limited Partnership Interest of Riverside
    Capital Appreciation Fund II L.P (B)                      1.72% int.        12/18/00          79,735         102,699
   Warrant, exercisable unti12008, to purchase
    common stock at $.O1 per share (B)                          308 shs.              **         227,729         188,999
                                                                                            ------------    ------------
                                                                                               2,584,670       2,789,329
                                                                                            ------------    ------------

WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other
related services to retailers.
   12.5% Senior Subordinated Note due 2008                  $  1,646,881        11/03/00       1,612,348       1,664,404
   Senior Preferred Stock (B)                                 4,692 shs.        11/01/00         469,160         450,713
   Class B Common Stock (B)                                   8,959 shs.        11/01/00           8,959           8,063
   Warrant, exercisable until 2008, to purchase
    common stock at $.O1 per share (B)                        3,979 shs.        11/03/00          49,804              40
                                                                                            ------------    ------------
                                                                                               2,140,271       2,123,220
                                                                                            ------------    ------------

WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf industries.
   13.25% Senior Subordinated Note due 2010                 $  2,023,810        02/04/03       1,831,078       2,084,524
   Limited Partnership Interest (B)                           1.55% int.        02/03/03         101,190          80,952
   Warrant, exercisable unti12010, to purchase
    common stock at $.O1 per share (B)                          256 shs.        02/04/03         209,829               3
                                                                                            ------------    ------------
                                                                                               2,142,097       2,165,479
                                                                                            ------------    ------------

W E C COMPANY, INC.
A maker of attachments for prime moving equipment.
   Common Stock (B)                                           5,938 shs.        12/31/01         800,000         159,990
                                                                                            ------------    ------------
WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products,
systems and services for electrical transformer
equipment manufacturers.
   20% Senior Subordinated Secured Note due 2009            $  2,434,821        11/09/01       2,431,334       2,286,834
                                                                                            ------------    ------------


    TOTAL PRIVATE PLACEMENT INVESTMENTS                                                     $172,216,893    $155,600,808
                                                                                            ------------    ------------

 *12/30/97 and 09/09/99.
**0l/02/98 and 12/18/00.
--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                         Interest       Due         Shares or
                                                           Rate         Date     Principal Amount       Cost          Fair Value
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)           -------     --------   ----------------   ------------     ------------
RULE 144A SECURITIES -11.71 % (A)
BONDS -10.44%
   A E S Corporation                                       9.000%     05/15/15     $    200,000     $    200,000     $    220,750
   A E S Corporation                                       8.750      05/15/13          200,000          200,000          220,000
   Alamosa Delaware, Inc.                                  8.500      01/31/12          400,000          400,000          380,000
   Cablevision Systems Corporation                         5.670      04/01/09        1,000,000        1,000,000        1,000,000
   Calpine Corporation                                     8.750      07/15/13          500,000          465,000          457,500
   Chesapeake Energy Corporation                           6.875      01/15/16          500,000          494,885          525,000
   Dana Credit Corporation                                 8.375      08/15/07          500,000          500,000          550,000
   General Nutrition Center                                8.500      12/01/10          800,000          800,000          840,000
   Great Lakes Dredge & Dock Corporation                   7.750      12/15/13          250,000          250,000          252,500
   IMAX Corporation                                        9.625      12/01/10          500,000          500,000          520,000
   Interactive Health LLC                                  7.250      04/01/11          900,000          724,023          729,000
   Koppers, Inc.                                           9.875      10/15/13        1,200,000        1,200,000        1,320,000
   Land O' Lakes, Inc.                                     9.000      12/15/10        1,500,000        1,500,000        1,515,000
   Mail-Well, Inc.                                         7.875      12/01/13       11,000,000        1,100,000        1,039,500
   Metaldyne Corporation                                  10.000      11/01/13          185,000          185,000          183,150
   N R G Energy, Inc.                                      8.000      12/15/13          700,000          700,000          722,750
   Nalco Company                                           7.750      11/15/11          500,000          500,000          522,500
   North American Energy Partners                          8.750      12/01/11          400,000          400,000          400,000
   O E D Corp/Diamond                                      8.750      04/15/05        1,000,000          985,960          987,500
   Pinnacle Food Holding                                   8.250      12/01/13          450,000          450,000          478,125
   Pliant Corporation                                      0.000      06/15/09          875,000          652,841          700,000
   Quintiles Transnational Corporation                    10.000      10/01/13          500,000          500,000          520,000
   Rhodia SA                                               8.875      06/01/11          500,000          490,000          417,500
   River Rock Entertainment                                9.750      11/01/11          300,000          295,953          324,000
   Sheridan Acquisition Corporation                       10.250      08/15/11          500,000          493,335          535,625
   Ship Finance International Ltd.                         8.500      12/15/13        1,500,000        1,500,000        1,470,000
   Tekni-Plex, Inc.                                        8.750      11/15/13        1,500,000        1,500,000        1,492,500
   Telex Communications, Inc.                             11.500      10/15/08          500,000          500,000          535,000
   United Rentals, Inc.                                    7.750      11/15/13          625,000          625,000          609,375
   United Rentals, Inc.                                    7.000      02/15/14        1,000,000        1,000,000          940,000
   Vought Aircraft Industries                              8.000      07/15/11          725,000          730,552          750,375
                                                                                   ------------     ------------     ------------
       TOTAL BONDS                                                                 $ 31,210,000       20,842,549       21,157,650
                                                                                   ============     ------------     ------------

COMMON STOCK - 0.00 %
   Jordan Telecom Products (B)                                                               70     $     14,000              --
                                                                                                    ------------     ------------
       TOTAL COMMON STOCK                                                                                 14,000              --
                                                                                                    ------------     ------------
CONVERTIBLE BONDS -1.22%
   Advanced Micro Devices, Inc.                            4.750%     02/01/22     $    500,000     $    397,449    $     530,000
   Centerpoint Energy, Inc.                                3.750      05/15/23          350,000          350,000          402,063
   Cymer, Inc.                                             3.500      02/15/09          850,000          850,000          894,625
   F E I Company                                           5.500      08/15/08          175,000          175,000          178,062
   Invitrogen Corporation                                  2.250      12/15/06          425,000          425,000          459,000
                                                                                   ------------     ------------     ------------
       TOTAL CONVERTIBLE BONDS                                                     $  2,300,000        2,197,449        2,463,750
                                                                                   ============     ------------     ------------
CONVERTIBLE PREFERRED STOCK - 0.05 %
   D T Industries, Inc. (B)                                                              20,000     $  1,000,000     $    100,000
                                                                                                    ------------     ------------

       TOTAL CONVERTIBLE PREFERRED                                                                     1,000,000          100,000
                                                                                                    ------------     ------------

WARRANTS - 0.00 %
   Winsloew Furniture, Inc. (B)                                                             900     $          9     $          9
                                                                                                    ------------     ------------
       TOTAL WARRANTS                                                                                          9                9
                                                                                                    ------------     ------------

TOTAL RULE 144A SECURITIES                                                                            24,054,007       23,721,409
                                                                                                    ------------     ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                               $196,270,900     $179,322,217
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                         Interest       Due         Shares or
                                                           Rate         Date     Principal Amount       Cost         Market Value
CORPORATE PUBLIC SECURITIES - 14.92% : (A)                -------     --------   ----------------   ------------     ------------
BONDS - 11.10%
   A E P Industries, Inc.                                   9.875%    11/15/07     $    350,000     $    333,375     $    361,375
   Activant Solutions, Inc.                                10.500     06/15/11          400,000          394,768          418,000
   Alamosa Delaware, Inc                                   11.000     07/31/10          325,000          330,812          346,938
   American Media Operation, Inc.                           8.875     01/15/11          200,000          200,000          198,500
   Bally Total Fitness Holding Corporation                  9.875     10/15/07          135,000          128,925          110,700
   Bausch & Lomb, Inc.                                      6.950     11/15/07          500,000          521,776          552,954
   C S C Holdings, Inc.                                     7.625     04/01/11          500,000          502,375          527,500
   Cincinnai Bell, Inc.                                     8.375     01/15/14          100,000          100,000           98,000
   Dana Corporation                                         9.000     08/15/11          500,000          528,436          601,250
   Del Monte Corporation                                    8.625     12/15/12          225,000          225,000          253,125
   Dollar Financial Group                                   9.750     11/15/11          600,000          600,000          651,000
   Dominos, Inc.                                            8.250     07/01/11          400,000          397,112          431,000
   Dynegy Holding, Inc.                                     6.875     04/01/11          500,000          422,500          435,000
   Esterline Technologies                                   7.750     06/15/13          200,000          200,000          213,000
   Flextronics International Ltd.                           6.500     05/15/13          400,000          400,000          421,000
   G F S I, Inc.                                            9.625     03/01/07          500,000          434,733          485,000
   Gencorp, Inc.                                            9.500     08/15/13          400,000          400,000          437,000
   Host Marriott L.P                                        8.375     02/15/06          500,000          519,530          533,750
   Huntsman LLC                                            11.625     10/15/10          500,000          494,075          525,000
   Intrawest Corporation                                    7.500     10/15/13          500,000          500,000          516,250
   Leucadia National Corporation                            7.000     08/15/13          650,000          664,242          672,750
   Lodgenet Entertainment Co.                               9.500     06/15/13          425,000          425,000          471,750
   Lyondell Chemical Co.                                    9.500     12/15/08          400,000          380,000          409,000
   M G M Mirage, Inc.                                       6.000     10/01/09          500,000          502,354          525,000
   M S X International, Inc.                               11.000     10/15/07          350,000          347,004          336,437
   Majestic Star Casino LLC                                 9.500     10/15/10          500,000          500,000          527,500
   Manitowoc Company, Inc.                                  7.125     11/01/13          200,000          200,000          213,000
   National Wine & Spirit                                  10.125     01/15/09          500,000          485,250          480,000
   Neff Corporation                                        10.250     06/01/08          170,000          168,063          119,000
   Nextel Communications Corporation                        7.375     08/01/15          400,000          392,000          433,000
   Nextel Partners, Inc.                                    8.125     07/01/11        1,000,000        1,000,000        1,057,500
   Numatics, Inc.                                           9.625     04/01/08          550,000          540,040          456,500
   Offshore Logistics, Inc.                                 6.125     06/15/13          450,000          450,000          447,750
   Rayovac Corporation                                      8.500     10/01/13          200,000          200,000          215,500
   Rent-A-Center, Inc.                                      7.500     05/01/10          400,000          400,000          424,000
   Rent-Way, Inc.                                          11.875     06/15/10          300,000          294,756          336,000
   S P X Corporation                                        6.250     06/15/11          400,000          400,000          414,000
   Service Corp International                               6.000     12/15/OS          500,000          503,952          521,250
   Sports Club Co.                                         11.375     03/15/06          300,000          291,000          282,000
   Steelcase, Inc.                                          6.375     11/15/06          500,000          512,660          526,346
   Tekni-Plex, Inc.                                        12.750     06/15/10          550,000          533,000          576,125
   Telex Communications, Inc. (B)                           0.000     01/15/09          471,915          206,820          306,745
   Tenet Healthcare Corporation                             6.375     12/01/11          500,000          482,500          432,500
   Tenneco Automotive, Inc.                                10.250     07/15/13          400,000          400,000          460,000
   Triton P C S, Inc.                                       8.500     06/01/13          550,000          550,000          585,750
   Tyco International Group SA                              6.375     10/15/11          350,000          346,500          382,822
   United Refining Co.                                     10.750     06/15/07          830,000          830,000          780,200
   United Rentals, Inc.                                     9.000     04/01/09          350,000          343,000          366,975
   Von Hoffman Press, Inc.                                 10.250     03/15/09          200,000          210,637          208,750
   Williams Companies, Inc.                                 8.625     06/01/10          500,000          500,000          550,000
   Williams Scotsman, Inc.                                  9.875     06/01/07          500,000          492,500          500,000
   Winsloew Furniture, Inc.                                12.750     08/15/07          455,000          444,622          364,000
                                                                                   ------------     ------------     ------------
          Total Bonds                                                              $ 22,086,915       21,629,317       22,498,492
                                                                                   ------------     ------------     ------------

--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                         Interest       Due         Shares or
                                                           Rate         Date     Principal Amount       Cost         Market Value
CORPORATE PUBLIC SECURITIES (A) (CONTINUED)               -------     --------   ----------------   ------------     ------------
COMMON STOCK - 2.78 %
   D T Industries, Inc. (B)                                                        $    178,876     $  1,168,093     $     32,198
   EOS International, Inc. (B)                                                          100,000          300,000           59,000
   H C I Direct, Inc. (B)                                                                 1,000              --               --
   PepsiAmericas, Inc.                                                                   92,145        2,006,365        1,881,601
   Rent-Way, Inc. (B)                                                                    92,866          916,263          817,221
   Supreme Industries, Inc. (B)                                                         115,722          267,325          800,796
   T G C Industries (B)                                                                   6,361            9,497            7,887
   Transmontaigne, Inc. (B)                                                             333,326        1,109,176        2,033,289
                                                                                                    ------------     ------------
       TOTAL COMMON STOCK                                                                              5,776,719        5,631,992
                                                                                                    ------------     ------------

CONVERTIBLE BONDS - 0.92%
   Duke Energy Corporation                                  1.750%    05/15/23     $    400,000     $    400,000     $    430,500
   F E I Company                                            5.500     08/15/08          340,000          305,150          345,950
   Mediacom Communications Corporation                      5.250     07/01/06          400,000          400,000          389,000
   S C I Systems, Inc.                                      3.000     03/15/07          500,000          427,862          478,750
   Triquint Semiconductor, Inc.                             4.000     03/01/07          225,000          168,442          224,156
                                                                                   ------------     ------------     ------------
       TOTAL CONVERTIBLE BONDS                                                     $  1,865,000        1,701,454        1,868,356
                                                                                   ============     ------------     ------------


CONVERTIBLE PREFERRED STOCK - 0.12 %
   Alamosa Holdings, Inc.                                                                   500     $    158,973     $    235,000
                                                                                                    ------------     ------------
       TOTAL CONVERTIBLE PREFERRED STOCK                                                                 158,973          235,000
                                                                                                    ------------     ------------

PREFERRED STOCK - 0.00 %
   Telex Communications, Inc.                                                            17,707     $          1     $        177
                                                                                                    ------------     ------------
       TOTAL PREFERRED STOCK                                                                                   1              177
                                                                                                    ------------     ------------

WARRANTS - 0.00 %
   Telex Communications, Inc.                                                               698     $          7     $          7
                                                                                                    ------------     ------------
       TOTAL WARRANTS                                                                                          7                7
                                                                                                    ------------     ------------


       TOTAL CORPORATE PUBLIC SECURITIES                                                            $ 29,266,471     $ 30,234,024
                                                                                                    ------------     ------------



SHORT-TERM SECURITIES:                                   Interest       Due
                                                        Rate/Yield      Date     Principal Amount       Cost         Market Value
                                                         --------     --------   ----------------   ------------     ------------
COMMERCIAL PAPER - 4.24 %
   Baxter International, Inc.                              1.100%     04/05/04     $  2,460,000     $  2,459,708     $  2,459,708
   Goldman Sachs Group, Inc.                               1.050      04/02/04        3,960,000        3,959,884        3,959,884
   Textron Financial Corporation                           1.080      04/O1/04        2,160,000        2,160,000        2,160,000
                                                                                   ------------     ------------     ------------
                     Total Short-Term Securities                                   $  8,580,000     $  8,579,592     $  8,579,592
                                                                                   ============     ------------     ------------


TOTAL INVESTMENTS                                         107.66%                                   $234,116,963      218,135,833
                                                                                                    ------------     ------------

   Other Assets                                             4.19                                                        8,490,776
   Liabilities                                            (11.85)                                                     (24,008,331)
                                                          ------                                                     ------------

TOTAL NET ASSETS                                          100.00%                                                    $202,618,278
                                                          ------                                                     ------------


(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B)  Non-income producing security.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                  Fair Value/
INDUSTRY CLASSIFICATION:                         Market Value
                                                 ------------

AEROSPACE - 0.48 %
Esterline Technologies                           $    213,000
Vought Aircraft Industries                            750,375
                                                 ------------
                                                      963,375
                                                 ------------

AUTOMOBILE - 6.22 %
America's Body Company, Inc./LCP Holding Co.        1,750,001
Dana Corporation                                      601,250
Gencorp, Inc.                                         437,000
Jason, Inc.                                         1,584,571
LIH Investors, L.P                                  4,601,828
Metaldyne Corporation                                 183,150
Nyloncraft, Inc.                                    2,992,147
Tenneco Automotive, Inc.                              460,000
                                                 ------------
                                                   12,609,947
                                                 ------------

BEVERAGE, DRUG & FOOD - 4.17%
Beta Brands Ltd                                           --
Cains Foods, L.P                                      113,611
Del Monte Corporation                                 253,125
Dominos, Inc.                                         431,000
Land O' Lakes, Inc.                                 1,515,000
National Wine & Spirit                                480,000
Nonni's Food Company                                2,120,878
PepsiAmericas, Inc.                                 1,881,601
Pharmaceutical Buyers, Inc.                           818,196
Pinnacle Foods Holdings                               478,125
Specialty Foods Group, Inc.                           367,609
                                                 ------------
                                                    8,459,145
                                                 ------------

BROADCASTING & ENTERTAINMENT -1.18 %
C S C Holdings, Inc.                                  527,500
Cablevision Systems Corporation                     1,000,000
Lodgenet Entertainment Corp.                          471,750
Mediacom Communications Corp.                         389,000
                                                 ------------
                                                    2,388,250
                                                 ------------

BUILDINGS & REAL ESTATE - 4.16 %
Adorn, Inc.                                         2,283,679
Eagle Window & Door Holding co.                     2,838,670
Shelter Acquisition, Inc.                           2,229,501
TruStile Doors, Inc.                                1,067,895
                                                 ------------
                                                    8,419,745
                                                 ------------

CARGO TRANSPORT - 2.83%
Kenan Advantage Transport Company                   2,451,214
Ship Finance International Ltd.                     1,470,000
Tidewater Holdings, Inc.                            1,807,008
                                                 ------------
                                                    5,728,222
                                                 ------------

CHEMICAL, PLASTICS & RUBBER - 2.38 %
Capital Specialty Plastics, Inc.                          403
Huntsman LLC                                          525,000
Koppers Inc.                                        1,320,000
Lyondell Chemical Company                             409,000
Process Chemicals LLC                                     --
Rhodia SA                                             417,500
Tomah Holdings, Inc.                                2,154,363
                                                 ------------
                                                    4,826,266
                                                 ------------

CONSUMER PRODUCTS - 4.98 %
Colibri Holdings Corporation                        1,942,347
Euro-Pro Corporation                                2,206,793
G F S I, Inc.                                         485,000
H C I Direct, Inc.                                        --
Neff Motivation, Inc.                                 119,000
Rayovac Corporation                                   215,500
Royal Baths Manufacturing Company                   1,081,636
The Tranzonic Companies                             3,685,169
Winsloew Furniture, Inc.                              364,009
                                                 ------------
                                                   10,099,454
                                                 ------------

CONTAINERS, PACKAGING & GLASS - 6.92%
A E P Industries, Inc.                                361,375
Paradigm Packaging, Inc.                            2,433,125
Pliant Corporation                                    700,000
Selig Acquisition Corporation                       2,438,771
Snyder Industries, Inc.                             3,233,437
Tekni-Plex, Inc.                                    2,068,625
Vitex Packaging, Inc.                               2,789,329
                                                 ------------
                                                   14,024,662
                                                 ------------

DISTRIBUTION - 9.36 %
Corvest Group, Inc.                                 3,652,003
Fasteners for Retail, Inc.                          7,822,442
G C-Sun Holdings LP                                 1,293,750
Kele and Associates, Inc.                           2,331,337
Strategic Equip & Supply Corp., Inc.                3,862,332
                                                 ------------
                                                   18,961,864
                                                 ------------

DIVERSIFIED/CONGLOMERATE,

MANUFACTURING - 4.51 %
Activant Solutions Inc                                418,000
Coining of America LLC                              2,039,614
Dexter Magnetics Technologies, Inc.                 1,604,166
Evans Consoles, Inc.                                  423,645
Great Lakes Dredge & Dock Corp                        252,500
S P X Corporation                                     414,000
Tinnerman-Palnut Engineered Components              1,317,658
Tyco International Group SA                           382,822
Wicor Americas, Inc.                                2,286,834
                                                 ------------
                                                    9,139,239
                                                 ------------

--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                  Fair Value/
INDUSTRY CLASSIFICATION:                         Market Value
                                                 ------------

DIVERSIFIED/CONGLOMERATE,
 SERVICE - 8.77 %
CapeSuccess LLC                                         5,862
Diversco, Inc./DHI Holdings, Inc.                   1,113,655
Dwyer Group, Inc.                                   2,450,412
Examination Management Services, Inc.               3,027,106
Hamilton Funeral Services Centers, Inc.               380,271
Lancaster Laboratories, Inc.                        2,116,912
Moss, Inc.                                          1,562,341
M S X International, Inc.                             336,437
Roto-Rooter, Inc.                                   2,023,953
Service Corp International                            521,250
U S M Holdings Corp.                                2,114,968
Washington Inventory Services, Inc.                 2,123,220
                                                 ------------
                                                   17,776,387
                                                 ------------

ELECTRONICS - 5.63 %
A E S Corporation                                     440,750
Calpine Corporation                                   457,500
Directed Electronics, Inc.                          6,639,882
Flextronics International Ltd.                        421,000
N R G Energy, Inc.                                    722,750
Precision Dynamics, Inc.                            2,241,324
Progressive Software Holding, Inc.                     13,139
S C I Systems, Inc.                                   478,750
                                                 ------------
                                                   11,415,095
                                                 ------------

FARMING & AGRICULTURE - 0.11 %
Polymer Technologies, Inc./
 Poli-Twine Western, Inc.                             223,125
Protein Genetics, Inc.                                    --
                                                 ------------
                                                      223,125
                                                 ------------

FINANCIAL SERVICES - 1.19%
Dana Credit Corporation                               550,000
Dollar Financial Group                                651,000
East River Ventures I, L.P                             27,148
Highgate Capital LLC                                   19,008
Leucadia National Corporation                         672,750
Victory Ventures LLC                                        2
Williams Scotsman, Inc.                               500,000
                                                 ------------
                                                    2,419,908
                                                 ------------

HEALTHCARE, EDUCATION
 & CHILDCARE - 3.08 %
American Hospice Management                         2,385,082
Interactive Health LLC                                729,000
Quintiles Transnational Corp.                         520,000
MedAssist, Inc.                                     2,168,089
Tenet Healthcare Corporation                          432,500
                                                 ------------
                                                    6,234,671
                                                 ------------

HOME & OFFICE FURNISHINGS,
 HOUSEWARES, AND DURABLE
 CONSUMER PRODUCTS -1.84 %
Hussey Seating Corporation                          3,196,455
Steelcase, Inc.                                       526,346
                                                 ------------
                                                    3,722,801
                                                 ------------

LEISURE, AMUSEMENT,
 ENTERTAINMENT - 2.90 %
Host Marriott L.P                                     533,750
Bally Total Fitness Hldng Corp                        110,700
IMAX Corporation                                      520,000
Intrawest Corporation                                 516,250
Keepsake Quilting, Inc.                             1,826,180
M G M Mirage, Inc.                                    525,000
Majestic Star Casino LLC                              527,500
O E D Corp/Diamond Jo Company Guarantee               987,500
River Rock Entertainment                              324,000
                                                 ------------
                                                    5,870,880
                                                 ------------

MACHINERY -12.12 %
Ames True Temper Group                              2,170,412
C& M Conveyor, Inc.                                 2,354,204
D T Industries, Inc.                                  132,198
Integration Technology Systems, Inc.                1,645,681
Manitowoc Company, Inc.                               213,000
N P C, Inc.                                         3,674,933
Numatics, Inc.                                        456,500
P W Eagle, Inc.                                     2,898,042
Safety Speed Cut Manufacturing Company, Inc         3,508,309
Synventive Equity LLC                               2,152,785
Tronair, Inc.                                       3,035,016
Weasler Holdings LLC                                2,165,479
W E C Company, Inc.                                   159,990
                                                 ------------
                                                   24,566,549
                                                 ------------

MEDICAL DEVICES / BIOTECH - 2.85 %
Bausch & Lomb, Inc.                                   552,954
Beacon Medical Products, Inc.                       1,854,613
Coeur, Inc.                                         1,134,026
D H D Healthcare, Inc.                              1,766,238
Invitrogen Corporation                                459,000
                                                 ------------
                                                    5,766,831
                                                 ------------

MINING, STEEL, IRON & NON PRECIOUS
 METALS - 0.05 %
Better Minerals & Aggregates                          108,991
                                                 ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS
March 31, 2004
(Unaudited)

                                                  Fair Value/
INDUSTRY CLASSIFICATION:                         Market Value
                                                 ------------


OIL AND GAS - 4.22 %
Centerpoint Energy, Inc.                              402,063
Chesapeake Energy Corporation                         525,000
Dynegy Holdings, Inc.                                 435,000
Mustang Ventures Company                            2,170,415
North American Energy Partners                        400,000
Offshore Logistics, Inc.                              447,750
Supreme Industries, Inc.                              800,796
T G C Industries, Inc.                                  7,887
Transmontaigne, Inc.                                2,033,289
United Refining Company                               780,200
Williams Companies, Inc.                              550,000
                                                 ------------
                                                    8,552,400
                                                 ------------

PHARMACEUTICALS -1.85 %
Enzymatic Therapy, Inc.                               961,567
Sabex 2002, Inc.                                    2,785,660
                                                 ------------
                                                    3,747,227
                                                 ------------

PUBLISHING/PRINTING - 0.98 %
American Media Operation, Inc.                        198,500
Mail-Well, Inc.                                     1,039,500
Sheridan Acquisition Corporation                      535,625
Von Hoffman Press, Inc.                               208,750
                                                 ------------
                                                    1,982,375
                                                 ------------

RETAIL STORES - 6.94%
E O S International, Inc.                              59,000
General Nutrition Center                              840,000
Neff Corporation                                    1,088,891
Olympic Sales, Inc.                                 3,537,011
P H I Holding Company                               2,210,004
Rent-A-Center, Inc.                                   424,000
Rent-Way, Inc.                                      1,153,221
Sports Club Co.                                       282,000
TVI, Inc.                                           2,543,559
United Rentals, Inc.                                1,916,350
                                                 ------------
                                                   14,054,036
                                                 ------------

TECHNOLOGY - 1.27%
Advanced Micro Devices, Inc.                          530,000
Cymer, Inc.                                           894,625
Delstar Holding Corp.                                 390,886
F E I Company                                         524,012
TriQuint Semiconductor, Inc.                          224,156
                                                 ------------
                                                    2,563,679
                                                 ------------

TELECOMMUNICATIONS - 1.96%
Alamosa Holdings, Inc.                                961,938
Cincinnati Bell, Inc.                                  98,000
Jordan Telecom Products                                   --
Nextel Communications Corporation                     433,000
Nextel Partners, Inc.                               1,057,500
Telex Communications, Inc.                            841,929
Triton P C S, Inc.                                    585,750
                                                 ------------
                                                    3,978,117
                                                 ------------

UTILITIES - 0.47 %
Duke Energy Corporation                               430,500
Nalco Company                                         522,500
                                                 ------------
                                                      953,000
                                                 ------------



Total Investments -103.42 %                      $209,556,241
                                                 ============

--------------------------------------------------------------------------------
26

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(Unaudited)

1. HISTORY


   MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

   The Trust is a closed-end management investment company. David L. Babson & Company Inc. ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company, ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield while providing an opportunity for capital gains, by investing primarily in a portfolio of privately placed below investment-grade, long term corporate debt obligations with equity features, such as warrants, conversions rights or other equity features and, occasionally, preferred stocks purchased directly from their issuers.

   On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been included in the accompanying consolidated financial statements. Footnote 2(D), below discusses the Federal tax consequences of the MMCI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)


   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trust's Board of Trustees meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $155,600,808 (76.79% of net assets) as of March 31, 2004 whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 2004, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES:

   No provision for federal income taxes on net investment income and short-term capital gains is considered necessary for the Trust because it is a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification by, among other things, distributing substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

--------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)


   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (see Footnote 1) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust's receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates.

3. INVESTMENT SERVICES FEE

   Under an Investment Services Contract with the Trust dated July 1, 1988 Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment objectives and policies of the Trust, to also offer such securities to the Trust. Babson will use its best efforts to insure that issuers accede to such requests. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   Under the Investment Services Contract, the Trust pays Babson a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% approximately equivalent to .25% on an annual basis.

   The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrials Composite (formerly called the Standard & Poor's Industrials Price Index) and the Lehman Brothers Intermediate U.S. Credit Index (formerly called the Lehman Brothers Intermediate Corporate Bond Index) over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Standard & Poor's Industrials Composite is not available to the general public. Standard & Poor's provides Babson with the information for this index. The 3-year annualized return for the Standard & Poor's Industrials Composite for the period ending March 31, 2004 was 0.04%. The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarter ended March 31, 2004 was:


                                     PERFORMANCE
                                      ADJUSTMENT        AMOUNT
                                      ----------        ------

                 March 31, 2004         0.0625%        $127,113

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

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)


4. SENIOR SECURED INDEBTEDNESS

   A. NOTE PAYABLE

   MassMutual holds the Trust's $20,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due November 15, 2007 and accrues at 7.39% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the three months ended March 31, 2004, the Trust incurred total interest expense on the Note of $369,500.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (u) the principal of the Notes proposed to be redeemed.

   B. REVOLVING CREDIT AGREEMENT

   The Trust entered into a$25,000,000 Revolving Credit Agreement (the "Revolver" with Fleet National Bank (the "Agent Bank") dated June 29, 2000, which matures on May 31, 2005.

   The Revolver bears interest payable quarterly in arrears at a per annum rate that varies depending upon whether the Trust requests a Base Rate Loan or LIBOR Rate Loan. Interest on Base Rate Loans equals the higher of: (i) the annual "Base Rate" as set periodically by the Agent Bank and (ii) the most recent Federal Funds Effective Rate plus a margin of .50% per annum. Per annum interest on LIBOR Rate Loans equals a margin of .37% plus the London Inter Bank Offered Rate ("LIBOR") rate (as presented on Telerate Page 3750), divided by 1 minus the LIBOR Reserve Rate. The Trust also agreed to pay an up-front fee equal to 0.10% on the total commitment. The facility fee is 0.15% per annum of the total commitment.

   As of March 31, 2004, there were no outstanding loans drawn against the revolving credit facility. For the three months ended March 31, 2004, the Trust incurred $9,349 in expense related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS

                                       FOR THE THREE MONTHS ENDED 3/31/2004
                                       ------------------------------------
                                          COST OF            PROCEEDS FROM
                                         INVESTMENTS            SALES OR
                                          ACQUIRED             MATURITIES
                                       ------------------------------------
   Corporate restricted securities      $ 18,800,998          $ 12,761,051
   Corporate public securities             1,943,130             3,997,265
   Short-term securities                172,823,098           170,520,187


   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of March 31, 2004. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of March 31, 2004 is $15,981,130 and consists of $19,951,391 appreciation and $35,932,521 depreciation.

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30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)


6. CONTINGENCIES


   The Trust, together with other investors including MassMutual, is a plaintiff in litigation in connection with private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp, have pleaded guilty to criminal fraud charges. Two separate civil lawsuits were brought in New York state court in an attempt to recover damages for lost investment funds from Sharp's working capital lender and auditors. The first lawsuit involving Sharp's working capital lender was dismissed prior to trial. An appeal of this dismissal was unsuccessful. The second lawsuit against Sharp's auditors, KPMG LLP, is in its preliminary stages. The parties to this lawsuit, including the Trust, have recently agreed to submit the matters which are the subject of the lawsuit to a non-binding mediation proceedings. The Trust is unable to estimate any potential recovery from this lawsuit as of March 31, 2004.























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

    TRUSTEES                                  OFFICERS

DONALD E. BENSON*             STUART H. REESE            CHAIRMAN

DONALD GLICKMAN               ROGER W. CRANDALL          PRESIDENT

MARTIN T. HART*               CHARLES C. MCCOBB, JR.     VICE PRESIDENT &
                                                         CHIEF FINANCIAL
ROBERT E. JOYAL                                          OFFICER

STEVEN A. KANDARIAN           STEPHEN L. KUHN            VICE PRESIDENT &
                                                         SECRETARY
JACK A. LAUGHERY
                              MICHAEL P. HERMSEN         VICE PRESIDENT
CORINE T. NORGAARD*
                              MARY WILSON KIBBE          VICE PRESIDENT
STUART H. REESE
                              MICHAEL L. KLOFAS          VICE PRESIDENT

                              RICHARD C. MORRISON        VICE PRESIDENT

                              CLIFFORD M. NOREEN         VICE PRESIDENT

                              RICHARD E. SPENCER, II     VICE PRESIDENT

                              JAMES M. ROY               TREASURER

                              JOHN T. DAVITT, JR.        COMPTROLLER


*MEMBER OF THE AUDIT COMMITTEE




                  DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN


MASSMUTUAL CORPORATE INVESTORS OFFERS A DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN. THE PLAN PROVIDES A SIMPLE WAY FOR SHAREHOLDERS TO ADD TO THEIR HOLDINGS IN THE TRUST THROUGH THE RECEIPT OF DIVIDEND SHARES ISSUED BY THE TRUST OR THROUGH THE REINVESTMENT OF CASH DIVIDENDS IN TRUST SHARES PURCHASED IN THE OPEN MARKET. A SHAREHOLDER MAY JOIN THE PLAN BY FILLING OUT AND MAILING AN AUTHORIZATION CARD TO SHAREHOLDER FINANCIAL SERVICES, INC., THE TRANSFER AGENT. PARTICIPATING SHAREHOLDERS WILL CONTINUE TO PARTICIPATE UNTIL THEY NOTIFY THE TRANSFER AGENT, IN WRITING, OF THEIR DESIRE TO TERMINATE PARTICIPATION. UNLESS A SHAREHOLDER ELECTS TO PARTICIPATE IN THE PLAN, HE OR SHE WILL, IN EFFECT, HAVE ELECTED TO RECEIVE DIVIDENDS AND DISTRIBUTIONS IN CASH.

PARTICIPATING SHAREHOLDERS MAY ALSO MAKE ADDITIONAL CONTRIBUTIONS TO THE PLAN FROM THEIR OWN FUNDS. SUCH CONTRIBUTIONS MAY BE MADE BY PERSONAL CHECK OR OTHER MEANS IN AN AMOUNT NOT LESS THAN $10 NOR MORE THAN $5,000 PER QUARTER.

WHENEVER THE TRUST DECLARES A DIVIDEND PAYABLE IN CASH OR SHARES, THE TRANSFER AGENT, ACTING ON BEHALF OF EACH PARTICIPATING SHAREHOLDER, WILL TAKE THE DIVIDEND IN SHARES ONLY IF THE NET ASSET VALUE IS LOWER THAN THE MARKET PRICE PLUS AN ESTIMATED BROKERAGE COMMISSION AS OF THE CLOSE OF BUSINESS ON THE VALUATION DAY. THE VALUATION DAY IS THE LAST DAY PRECEDING THE DAY OF DIVIDEND PAYMENT. WHEN THE DIVIDEND IS TO BE TAKEN IN SHARES, THE NUMBER OF SHARES TO BE RECEIVED IS DETERMINED BY DIVIDING THE CASH DIVIDEND BY THE NET ASSET VALUE AS OF THE CLOSE OF BUSINESS ON THE VALUATION DATE OR, IF GREATER THAN NET ASSET VALUE, 95% OF THE CLOSING SHARE PRICE. IF THE NET ASSET VALUE OF THE SHARES IS HIGHER THAN THE MARKET VALUE PLUS AN ESTIMATED COMMISSION, THE TRANSFER AGENT, CONSISTENT WITH OBTAINING THE BEST PRICE AND EXECUTION, WILL BUY SHARES ON THE OPEN MARKET AT CURRENT PRICES PROMPTLY AFTER THE DIVIDEND PAYMENT DATE.

THE REINVESTMENT OF DIVIDENDS DOES NOT, IN ANY WAY, RELIEVE PARTICIPATING SHAREHOLDERS OF ANY FEDERAL, STATE OR LOCAL TAX. FOR FEDERAL INCOME TAX PURPOSES, THE AMOUNT REPORTABLE IN RESPECT OF A DIVIDEND RECEIVED IN NEWLY-ISSUED SHARES OF THE TRUST WILL BE THE FAIR MARKET VALUE OF THE SHARES RECEIVED, WHICH WILL BE REPORTABLE AS ORDINARY INCOME AND/OR CAPITAL GAINS.

AS COMPENSATION FOR ITS SERVICES, THE TRANSFER AGENT RECEIVES A FEE OF 5% OF ANY DIVIDEND AND CASH CONTRIBUTION (IN NO EVENT IN EXCESS OF $2.50 PER DISTRIBUTION PER SHAREHOLDER.)

ANY QUESTIONS REGARDING THE PLAN SHOULD BE ADDRESSED TO SHAREHOLDER FINANCIAL SERVICES, INC., AGENT FOR MASSMUTUAL CORPORATE INVESTORS' DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN, P.O. BOX 173673, DENVER CO 80217-3673.